ABERDEEN FUNDS

Aberdeen U.S. Small Cap Equity Fund

(the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s Statutory Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 19, 2016 (SEC Accession No. 0001104659-16-150939).